Share-Based Compensation - Additional Information (Details) - USD ($)		12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Matching contribution		7.00%
Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 24,200,000	$ 80,400,000
Weighted average remaining vesting period	2 years	2 years 3 months 18 days
Additional expense		$ 1,200,000	$ 0
Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense		$ 19,500,000
Weighted average remaining vesting period		2 years 6 months
Additional expense		$ 0	$ 0